Subsequent Events - Additional Information (Detail)									3 Months Ended
	Mar. 01, 2016 ft²	Jul. 24, 2015 USD ($) shares	Jul. 01, 2015 USD ($) ft²	Jun. 30, 2015 USD ($) shares	Apr. 01, 2015 shares	Mar. 05, 2015 USD ($) $ / shares shares	Feb. 02, 2015 USD ($)	Jan. 09, 2015 USD ($)	Mar. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Lease agreement, date									2018-06
Monthly lease payments | $							$ 22,000			$ 18,000
Lease payment, description									The amendment provides for monthly lease payments of $22,000 beginning in June 2015, with modest increases in the following two years.
Scenario Forecast [Member]
Subsequent Event [Line Items]
Additional area of office space for headquarters facility | ft²	5,265
Aspire Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Common stock purchase agreement period									24 months
Aspire Capital Fund, LLC [Member] | Subsequent event [Member]
Subsequent Event [Line Items]
Maximum commitment under stock purchase agreement | $		$ 10,000,000
Series B Warrant Liability [Member]
Subsequent Event [Line Items]
Exercise price of warrants exercised | $ / shares						$ 6.50			$ 6.50
Warrants cashless exercised									52,255
Series C Warrant Liability [Member]
Subsequent Event [Line Items]
Number of shares purchased on exercise of warrants						589,510
Exercise price of warrants exercised | $ / shares						$ 6.25
Warrants expiry date						Mar. 05, 2020
Warrants term						5 years
Subsequent event [Member]
Subsequent Event [Line Items]
Gifts to charitable organization | $								$ 210,000
Lease agreement, date							2018-06
Monthly lease payments | $			$ 23,300				$ 21,719
Lease payment, description			The lease agreement provides for monthly lease payments of $23,300 beginning in September of 2015, with modest increases in the following three years.				The amendment provides for monthly lease payments of $21,719 for the first year starting in June 2015, with modest increases in the following two years.
Warrants exercisable date						Mar. 05, 2015
Common stock shares issued under purchase agreement				40,000
Initial payment under purchase agreement | $			$ 150,000
Future royalty obligations | $				$ 100,000
Area of office space for headquarters facility | ft²			8,171
Non-cancelable operating lease agreement term									4 years
Subsequent event [Member] | Aspire Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock under tender offer | $		$ 5,882
Subsequent event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares upon cashless exercise warrants					327,917
Subsequent event [Member] | Common Stock [Member] | Aspire Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Issuance of shares upon cashless exercise warrants		905
Subsequent event [Member] | Maximum [Member] | Aspire Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Additional capital shares of common stock		75,000
Subsequent event [Member] | Series B Warrant Liability [Member]
Subsequent Event [Line Items]
Number of shares purchased on exercise of warrants						589,510
Exercise price of warrants exercised | $ / shares						$ 6.50
Gross proceeds upon exercise of warrants | $						$ 3,800,000
Warrants cashless exercised					278,979
Subsequent event [Member] | Series C Warrant Liability [Member]
Subsequent Event [Line Items]
Number of shares purchased on exercise of warrants						589,510
Exercise price of warrants exercised | $ / shares						$ 6.25
Warrants expiry date						Mar. 05, 2020
Subsequent event [Member] | Series C Warrant Liability [Member] | Aspire Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Warrants cashless exercised		905